Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
13.	Related party transactions

During 2025, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$46,179	A company controlled by the spouse of the Company’s controlling shareholder	Short-term lease payments.

As of December 31, 2025, the Company had the following balances due to related parties:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$19,275	A company controlled by the spouse of the Company’s controlling shareholder	Unsecured interest free, accrued lease expenses, repayable on demand

As of December 31, 2025, the Company had the following balances due from related parties:

Name	Amount	Relationship	Note
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured interest free, subscription receivables, repayable on demand

During 2024, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$46,036	A company controlled by the spouse of the Company’s controlling shareholder	Short-term lease payments.

As of December 31, 2024, the Company had the following balances due from related parties:

Name	Amount	Relationship	Note
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured interest free subscription receivable, repayable on demand